Shareholders' Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			12 Months Ended
	Oct. 25, 2017	Oct. 20, 2017	May 31, 2016	May 25, 2016	May 19, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 31, 2017	Oct. 30, 2016
Shareholder's Equity (Textual)
Ordinary shares held by the company						30,843
Ordinary shares issued			2,090,909
Offering price per share			$ 11.00						$ 19.50
Net of issuance costs			$ 21,279			$ 30,206	$ 21,279
Ordinary shares issued, does not include					1,818,182	5,189	5,189
Board [Member]
Shareholder's Equity (Textual)
Shares available for future grants						179,002
Follow-on public offering [Member]
Shareholder's Equity (Textual)
Ordinary shares issued		1,444,814			1,818,182
Offering price per share		$ 19.50			$ 11.00
Gross proceeds		$ 28,174			$ 20,000
Other offering expenses		$ 1,940			$ 1,455
Ordinary shares					272,727
2017 Public Offering [Member]
Shareholder's Equity (Textual)
Ordinary shares issued	1,661,536
Purchase additional shares, for total consideration	$ 30,206
Net of issuance costs	$ 2,194
Stock options [Member]
Shareholder's Equity (Textual)
Aggregate intrinsic value						679,552
Options outstanding and exercisable						679,552	624,437
Weighted average fair values of options granted						$ 8.08	$ 6.68	$ 4.90
Outstanding options						254,850	330,337
Underwriters' Option [Member]
Shareholder's Equity (Textual)
Ordinary shares issued				272,727
Purchase additional shares, for total consideration				$ 21,279
Net of issuance costs				$ 1,721
Ordinary shares				2,090,909
Underwriters' Option [Member] | 2017 Public Offering [Member]
Shareholder's Equity (Textual)
Ordinary shares issued	216,722
RSUs [Member]
Shareholder's Equity (Textual)
Shares available for future grants						105,428
Weighted average fair values of options granted						$ 19.52	$ 14.69	$ 10.60
Compensation cost						$ 1,335	$ 1,331	$ 342
Unrecognized costs related to non-vested share-based compensation						$ 4,266
Recognized over a weighted average period						1 year 2 months 12 days
RSUs [Member] | Maximum [Member]
Shareholder's Equity (Textual)
Weighted average fair values of options granted						$ 19.85
RSUs [Member] | Minimum [Member]
Shareholder's Equity (Textual)
Weighted average fair values of options granted						$ 18.90
Exercisable for 30 days [Member] | Follow-on public offering [Member]
Shareholder's Equity (Textual)
Ordinary shares issued		216,722
Offering price per share		$ 19.50
2013 Share Option Plan [Member]
Shareholder's Equity (Textual)
Shares available for future grants						901,770
2013 Share Option Plan [Member] | Maximum [Member]
Shareholder's Equity (Textual)
Increase number of shares reserved under share option plan										2,450,000
2013 Share Option Plan [Member] | Minimum [Member]
Shareholder's Equity (Textual)
Increase number of shares reserved under share option plan										1,250,000